Finance income and finance expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income and costs
Interest income	$ 1,639		$ 7
Net foreign exchange gain			1,991
Other income	229	$ 79
Finance income	1,868	79	1,998
Bank charges	(585)	(320)	(175)
Unwinding of discount on the put option liability	(366)
Transaction cost	(104)
Interest expense	(116)	(91)	(45)
Net foreign exchange loss	(1,020)	(2,809)
Finance expenses	$ (2,191)	$ (3,220)	$ (220)